Intangible Assets	12 Months Ended
Apr. 30, 2026
Intangible Assets [Abstract]
Intangible assets

Note 8 – Intangible assets

The components of intangible assets as of April 30, 2025 and 2026 are as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	JPY	JPY	USD
Intangible assets subject to amortization
Legacy software - cost*	11,800,000	11,800,000	75,322
Accumulated amortization - legacy software	(1,180,000)	(3,540,000)	(22,596)

Total intangible assets, net	10,620,000	8,260,000	52,726

*	During the year ended April 30, 2025, the Company purchased software with an original purchase price of JPY31,800,000 (USD222,954). In connection with the purchase, the Company received a government grant of JPY20,000,000 (USD140,223). The grant was offset against the gross acquisition cost, resulting in a net cost basis of JPY11,800,000 (USD82,731). The software is amortized on a straight-line basis over five years.

Amortization expense recognized for the years ended April 30, 2024, 2025 and 2026 was nil JPY1,180,000 and JPY2,360,000 (USD15,064), respectively. The Company’s legacy software is amortized on a straight-line basis over an estimated useful life of five years.

The 2026 amount recognized relates to the Company’s legacy software.

Estimated amortization of the Company’s legacy software is as follows:

Years ending April 30,	JPY	USD
2027	2,360,000	15,064
2028	2,360,000	15,064
2029	2,360,000	15,064
2030	1,180,000	7,532
2031	-	-
Thereafter	-	-
Total	8,260,000	52,726